                       Request for Acceleration of Effective Date of
                                 Registration Statement of
                        Oppenheimer Rochester General Municipal Fund
             Pursuant to Rule 461 under the Securities Act of 1933, as amended

VIA EDGAR

August 18, 2008

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer Rochester General Municipal Fund
            Registration Statement on Form N-1A
            File Nos. 333-147208 and 811-22142

To the Securities and Exchange Commission:

Oppenheimer Rochester General Municipal Fund (the "Registrant") and OppenheimerFunds
Distributor, Inc., as general distributor of the Registrant's shares, hereby request the acceleration of the Registrant's above-referenced Registration Statement on Form N-1A to
August 20, 2008, or as soon as practicable thereafter.

The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the
Commission from taking any action with respect to the filing; (ii) the action of the
Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                              Oppenheimer Rochester General Municipal Fund

                              By:  /s/ Robert G. Zack
                                   -----------------------------------------------
                                   Robert G. Zack, Secretary

                              OppenheimerFunds Distributor, Inc.

                              By:  /s/ Janette Aprilante
                                   -----------------------------------------------
                                   Janette Aprilante, Secretary